Vanguard ESG U.S .Stock ETF
Schedule of Investments (unaudited)
As of May 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (2.0%)
	Linde plc	31,445	6,363
	Air Products & Chemicals Inc.	12,876	3,112
	Newmont Corp.	47,581	2,782
	DuPont de Nemours Inc.	43,110	2,187
	Dow Inc.	43,604	1,683
	LyondellBasell Industries NV Class A	15,466	986
[1]	International Flavors & Fragrances Inc.	6,217	828
	International Paper Co.	23,030	784
	Nucor Corp.	17,737	750
	FMC Corp.	7,546	743
	Celanese Corp. Class A	6,917	622
	RPM International Inc.	7,384	552
	Eastman Chemical Co.	7,844	534
	Royal Gold Inc.	3,830	510
	Albemarle Corp.	6,155	471
	CF Industries Holdings Inc.	12,581	370
	Reliance Steel & Aluminum Co.	3,742	363
	Scotts Miracle-Gro Co.	2,242	320
	Steel Dynamics Inc.	12,012	319
*	Axalta Coating Systems Ltd.	11,892	275
	Mosaic Co.	20,405	247
	Huntsman Corp.	12,455	226
	Ashland Global Holdings Inc.	3,130	210
	NewMarket Corp.	438	191
	Balchem Corp.	1,899	191
	WR Grace & Co.	3,320	173
*	Univar Solutions Inc.	10,028	155
	PolyOne Corp.	6,102	151
*	Element Solutions Inc.	13,242	144
*	Ingevity Corp.	2,646	139
	Sensient Technologies Corp.	2,657	133
	Cabot Corp.	3,619	129
	Quaker Chemical Corp.	742	127
	HB Fuller Co.	3,259	123
	Stepan Co.	1,213	118
	Cleveland-Cliffs Inc.	21,325	111
*	Alcoa Corp.	11,214	103
	Innospec Inc.	1,300	100
	Hecla Mining Co.	29,902	99
	Westlake Chemical Corp.	1,917	91
	Minerals Technologies Inc.	1,804	89

		Shares	Market Value ($000)
	Compass Minerals International Inc.	1,828	88
*	GCP Applied Technologies Inc.	3,905	79
*	Coeur Mining Inc.	13,054	75
	United States Steel Corp.	8,674	70
	Domtar Corp.	2,995	61
	Kaiser Aluminum Corp.	830	60
*	Constellium SE Class A	6,514	54
*	Ferro Corp.	4,354	52
	Schweitzer-Mauduit International Inc.	1,627	49
	Trinseo SA	2,143	44
	Neenah Inc.	871	44
	Orion Engineered Carbons SA	3,241	36
	Tronox Holdings plc Class A	4,829	32
*	Kraton Corp.	1,701	26
*	Century Aluminum Co.	3,626	22
	Tredegar Corp.	1,326	20
	Nexa Resources SA	2,101	8
			28,424
Consumer Goods (8.1%)
	Procter & Gamble Co.	142,097	16,472
	PepsiCo Inc.	81,775	10,758
	Coca-Cola Co.	224,147	10,463
*	Tesla Inc.	8,480	7,081
	NIKE Inc. Class B	68,274	6,730
	Mondelez International Inc. Class A	83,312	4,342
	Colgate-Palmolive Co.	49,409	3,574
	Activision Blizzard Inc.	44,348	3,192
	Kimberly-Clark Corp.	19,926	2,818
	Estee Lauder Cos. Inc. Class A	12,683	2,505
	General Mills Inc.	35,294	2,225
*	Lululemon Athletica Inc.	6,958	2,088
*	Electronic Arts Inc.	16,696	2,052
*	Monster Beverage Corp.	22,315	1,605
	Clorox Co.	7,323	1,510
	Ford Motor Co.	227,687	1,300
	McCormick & Co. Inc. (Non-Voting)	7,179	1,257
	Corteva Inc.	43,636	1,192
	Hershey Co.	8,425	1,143
	Aptiv plc	14,982	1,129
	Kraft Heinz Co.	36,344	1,107
	DR Horton Inc.	19,652	1,087
	Church & Dwight Co. Inc.	14,380	1,080
	Tyson Foods Inc. Class A	16,794	1,032
	VF Corp.	17,922	1,005
	Conagra Brands Inc.	28,104	978
	Lennar Corp. Class A	16,112	974
	Kellogg Co.	14,392	940
	Tiffany & Co.	7,082	907
*	Take-Two Interactive Software Inc.	6,579	896
	Hormel Foods Corp.	16,216	792
	Garmin Ltd.	8,531	769
	JM Smucker Co.	6,425	732
	Genuine Parts Co.	8,274	690
	Pool Corp.	2,264	609
	Hasbro Inc.	7,356	541
	Lamb Weston Holdings Inc.	8,495	510
	Fortune Brands Home & Security Inc.	8,219	501
	PulteGroup Inc.	14,707	500

		Shares	Market Value ($000)
	Campbell Soup Co.	9,757	497
*	LKQ Corp.	17,868	491
*	Zynga Inc. Class A	49,894	457
	Keurig Dr Pepper Inc.	16,114	450
	Whirlpool Corp.	3,592	438
	Gentex Corp.	14,819	392
	Coca-Cola European Partners plc	10,284	388
	BorgWarner Inc.	12,067	388
	Lear Corp.	3,621	384
*	Beyond Meat Inc.	2,755	353
	Ingredion Inc.	3,908	329
*	Post Holdings Inc.	3,739	326
	Autoliv Inc.	5,131	326
*	Mohawk Industries Inc.	3,428	319
	Bunge Ltd.	7,883	308
*	Deckers Outdoor Corp.	1,676	306
	Newell Brands Inc.	22,148	291
	Thor Industries Inc.	3,143	271
	Flowers Foods Inc.	11,323	267
*	Helen of Troy Ltd.	1,458	265
	Brunswick Corp.	4,757	262
*	Herbalife Nutrition Ltd.	5,849	256
*	US Foods Holding Corp.	12,722	244
*	Skechers U.S.A. Inc. Class A	7,679	241
	Leggett & Platt Inc.	7,690	235
*	Nomad Foods Ltd.	10,899	231
	Toll Brothers Inc.	7,069	228
*	Middleby Corp.	3,259	222
*	Darling Ingredients Inc.	9,495	221
	Carter's Inc.	2,552	219
	Tapestry Inc.	16,078	219
	Ralph Lauren Corp. Class A	2,792	211
	Hanesbrands Inc.	21,029	207
	Valvoline Inc.	10,904	200
	Harley-Davidson Inc.	8,983	192
	PVH Corp.	4,192	191
*	Mattel Inc.	20,342	187
*	Tempur Sealy International Inc.	2,781	181
*	TreeHouse Foods Inc.	3,258	172
	KB Home	5,102	169
	Lancaster Colony Corp.	1,069	164
*	Fox Factory Holding Corp.	2,244	162
	Energizer Holdings Inc.	3,652	160
*	Meritage Homes Corp.	2,256	157
	Sanderson Farms Inc.	1,177	155
*	Under Armour Inc. Class A	17,628	154
*	Hain Celestial Group Inc.	4,875	153
	WD-40 Co.	795	153
*	Freshpet Inc.	1,973	152
*	Taylor Morrison Home Corp. Class A	7,129	138
*	Capri Holdings Ltd.	8,823	133
	LCI Industries	1,314	130
	Columbia Sportswear Co.	1,746	128
	Spectrum Brands Holdings Inc.	2,677	127
*	YETI Holdings Inc.	3,949	127
	J&J Snack Foods Corp.	962	124
	Steven Madden Ltd.	4,930	116
	Nu Skin Enterprises Inc. Class A	3,058	114

		Shares	Market Value ($000)
*	Visteon Corp.	1,590	114
	Dana Inc.	8,922	113
*	Dorman Products Inc.	1,621	113
*	iRobot Corp.	1,538	113
*	Crocs Inc.	3,872	111
*	TRI Pointe Group Inc.	7,606	109
	Goodyear Tire & Rubber Co.	14,091	107
	Wolverine World Wide Inc.	4,902	103
*	Cavco Industries Inc.	532	101
	MDC Holdings Inc.	2,836	96
	Winnebago Industries Inc.	1,744	95
*	Edgewell Personal Care Co.	3,080	94
*	LGI Homes Inc.	1,122	94
	B&G Foods Inc.	3,549	82
*	Adient plc	4,791	81
*	Fitbit Inc. Class A	12,853	81
*	Cal-Maine Foods Inc.	1,799	80
*	Meritor Inc.	3,909	80
	Callaway Golf Co.	5,167	79
*	Hostess Brands Inc. Class A	6,526	79
*	Central Garden & Pet Co. Class A	2,206	76
*	Gentherm Inc.	1,876	76
	Herman Miller Inc.	3,204	74
	Cooper Tire & Rubber Co.	2,727	70
	Acushnet Holdings Corp.	2,065	69
*	Veoneer Inc.	5,901	64
	La-Z-Boy Inc.	2,438	63
	HNI Corp.	2,453	62
	Coty Inc. Class A	16,908	61
*	USANA Health Sciences Inc.	722	61
*	Delphi Technologies plc	4,761	61
*	Pilgrim's Pride Corp.	2,937	61
*	American Woodmark Corp.	952	60
	Medifast Inc.	565	58
	Coca-Cola Consolidated Inc.	232	56
	Steelcase Inc. Class A	4,831	56
	Calavo Growers Inc.	892	52
*	Sleep Number Corp.	1,492	47
	Inter Parfums Inc.	995	46
*	Welbilt Inc.	7,011	43
	Fresh Del Monte Produce Inc.	1,720	43
*	American Axle & Manufacturing Holdings Inc.	5,859	42
	Oxford Industries Inc.	941	40
	Kontoor Brands Inc.	2,485	36
*	National Beverage Corp.	593	34
	Tootsie Roll Industries Inc.	950	34
	ACCO Brands Corp.	5,086	31
	Signet Jewelers Ltd.	2,881	30
	Knoll Inc.	2,738	29
	Interface Inc. Class A	3,346	28
*	Under Armour Inc. Class C	3,408	27
*	G-III Apparel Group Ltd.	2,485	26
*	Tenneco Inc. Class A	3,281	22
*	Adecoagro SA	5,204	22
	Andersons Inc.	1,640	21
			116,773
Consumer Services (15.2%)
*	Amazon.com Inc.	24,390	59,569

		Shares	Market Value ($000)
	Home Depot Inc.	63,753	15,841
	Walt Disney Co.	102,108	11,977
	Comcast Corp. Class A	263,448	10,433
*	Netflix Inc.	24,676	10,357
	McDonald's Corp.	44,075	8,212
	Costco Wholesale Corp.	25,638	7,909
	Lowe's Cos. Inc.	45,066	5,874
	Starbucks Corp.	69,086	5,388
	CVS Health Corp.	75,855	4,974
*	Charter Communications Inc. Class A	8,767	4,769
*	Booking Holdings Inc.	2,418	3,964
	TJX Cos. Inc.	71,119	3,752
	Target Corp.	28,619	3,501
	Dollar General Corp.	14,854	2,845
*	MercadoLibre Inc.	2,683	2,285
*	Uber Technologies Inc.	55,229	2,006
	Ross Stores Inc.	20,668	2,004
	eBay Inc.	43,952	2,002
	Walgreens Boots Alliance Inc.	43,917	1,886
*	O'Reilly Automotive Inc.	4,346	1,813
*	AutoZone Inc.	1,400	1,607
	Yum! Brands Inc.	17,622	1,581
	Kroger Co.	46,345	1,512
	Sysco Corp.	27,203	1,501
	McKesson Corp.	9,418	1,494
*	Chipotle Mexican Grill Inc. Class A	1,483	1,489
*	Spotify Technology SA	7,644	1,383
*	Dollar Tree Inc.	13,746	1,345
	Best Buy Co. Inc.	12,889	1,007
	Yum China Holdings Inc.	21,146	980
	Domino's Pizza Inc.	2,369	914
	Tractor Supply Co.	6,940	847
*	CarMax Inc.	9,591	844
	AmerisourceBergen Corp. Class A	8,712	831
*	Burlington Stores Inc.	3,822	801
*	Ulta Beauty Inc.	3,264	796
*	Trade Desk Inc. Class A	2,325	724
	Omnicom Group Inc.	12,617	691
	FactSet Research Systems Inc.	2,141	658
	ViacomCBS Inc. Class B	31,572	655
*	Wayfair Inc. Class A	3,760	645
	Expedia Group Inc.	7,802	620
	Darden Restaurants Inc.	7,498	576
*	Etsy Inc.	6,823	553
	Advance Auto Parts Inc.	3,904	544
	Cable One Inc.	262	494
*	Liberty Global plc Class C	23,149	478
*	DISH Network Corp. Class A	15,071	477
	Vail Resorts Inc.	2,353	467
	Sirius XM Holdings Inc.	79,582	463
	Fox Corp. Class A	15,842	462
*	Liberty Media Corp.-Liberty SiriusXM Class A	12,351	451
*	Altice USA Inc. Class A	17,482	450
*	Liberty Media Corp.-Liberty Formula One Class C	12,793	443
*	Chegg Inc.	6,825	417
	Service Corp. International	10,226	403
	Fox Corp. Class B	13,447	387
	Interpublic Group of Cos. Inc.	22,501	385

		Shares	Market Value ($000)
	Williams-Sonoma Inc.	4,568	380
*	Bright Horizons Family Solutions Inc.	3,360	376
	Aramark	14,315	371
*	Live Nation Entertainment Inc.	7,509	369
	Rollins Inc.	8,229	344
	News Corp. Class A	27,900	342
	New York Times Co. Class A	8,587	337
*	Five Below Inc.	3,214	336
	Casey's General Stores Inc.	2,080	332
*	Discovery Inc. Class A	14,659	319
*	IAA Inc.	7,695	316
*	Planet Fitness Inc. Class A	4,835	312
	Dunkin' Brands Group Inc.	4,758	304
*	Grubhub Inc.	5,343	303
	Nielsen Holdings plc	20,636	287
*	Ollie's Bargain Outlet Holdings Inc.	3,116	285
	Southwest Airlines Co.	8,691	279
*	Grand Canyon Education Inc.	2,786	272
*	Discovery Inc. Class C	13,599	266
*	ServiceMaster Global Holdings Inc.	7,919	261
*	Liberty Global plc Class A	11,906	253
	Delta Air Lines Inc.	9,560	241
	Wendy's Co.	11,116	236
*	BJ's Wholesale Club Holdings Inc.	6,509	234
	Dolby Laboratories Inc. Class A	3,715	226
*	frontdoor Inc.	4,937	225
*	Floor & Decor Holdings Inc. Class A	4,245	221
	Nexstar Media Group Inc. Class A	2,650	221
	L Brands Inc.	13,591	220
	Strategic Education Inc.	1,275	216
	Wingstop Inc.	1,706	208
*	RH	950	206
*	Murphy USA Inc.	1,739	202
*	LiveRamp Holdings Inc.	3,903	197
*	Performance Food Group Co.	7,368	196
*	Madison Square Garden Co.	1,129	193
	H&R Block Inc.	11,322	192
*	Stamps.com Inc.	936	185
	Morningstar Inc.	1,177	180
	Kohl's Corp.	9,165	176
*	Sprouts Farmers Market Inc.	6,992	176
	Foot Locker Inc.	6,105	169
	Lithia Motors Inc. Class A	1,315	159
	TEGNA Inc.	12,603	148
	Cracker Barrel Old Country Store Inc.	1,362	146
	Aaron's Inc.	3,959	146
*	Grocery Outlet Holding Corp.	3,948	145
*	AutoNation Inc.	3,311	131
*	Hilton Grand Vacations Inc.	6,095	131
	Extended Stay America Inc.	11,188	129
	Dick's Sporting Goods Inc.	3,552	128
	Hillenbrand Inc.	4,825	124
*	United Airlines Holdings Inc.	4,426	124
*	National Vision Holdings Inc.	4,553	122
	TripAdvisor Inc.	6,199	120
*	Cargurus Inc. Class A	4,611	120
*	2U Inc.	3,271	119
	Macy's Inc.	18,525	118

		Shares	Market Value ($000)
	World Wrestling Entertainment Inc. Class A	2,462	114
	Gap Inc.	12,612	112
	KAR Auction Services Inc.	7,780	112
	Sabre Corp.	15,196	106
	Monro Inc.	1,932	106
	Nordstrom Inc.	6,399	103
	Six Flags Entertainment Corp.	4,422	102
	John Wiley & Sons Inc. Class A	2,532	102
*	Liberty Latin America Ltd. Class C	10,190	98
*	Adtalem Global Education Inc.	2,907	97
	Papa John's International Inc.	1,189	93
*	Shake Shack Inc. Class A	1,613	90
	Cinemark Holdings Inc.	5,888	89
*	Sally Beauty Holdings Inc.	6,529	85
	Big Lots Inc.	2,158	84
*	Madison Square Garden Entertainment Corp.	1,066	84
	Jack in the Box Inc.	1,226	82
*	Yelp Inc. Class A	3,788	82
	Graham Holdings Co. Class B	220	79
	American Eagle Outfitters Inc.	8,617	79
*	Asbury Automotive Group Inc.	1,071	77
*	Simply Good Foods Co.	4,500	77
	Penske Automotive Group Inc.	2,138	76
	Office Depot Inc.	29,940	74
	Core-Mark Holding Co. Inc.	2,502	70
	Rent-A-Center Inc.	2,768	70
*	Avis Budget Group Inc.	3,193	69
*	Gray Television Inc.	4,975	69
*	AMC Networks Inc. Class A	2,317	66
	PriceSmart Inc.	1,198	65
*	Urban Outfitters Inc.	3,824	65
*	Lions Gate Entertainment Corp. Class B	8,399	63
	Alaska Air Group Inc.	1,837	63
[1]	American Airlines Group Inc.	5,896	62
	Group 1 Automotive Inc.	984	62
*	Laureate Education Inc. Class A	6,256	61
*	WW International Inc.	2,507	60
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,622	59
	Brinker International Inc.	2,032	54
	Bloomin' Brands Inc.	4,639	53
	Cheesecake Factory Inc.	2,276	49
	Bed Bath & Beyond Inc.	6,500	47
*	Liberty Media Corp.-Liberty Braves Class C	2,161	47
*	SeaWorld Entertainment Inc.	2,522	46
	Scholastic Corp.	1,547	45
	Abercrombie & Fitch Co. Class A	3,406	40
	Dine Brands Global Inc.	864	39
*	JetBlue Airways Corp.	3,921	39
*	Upwork Inc.	3,157	39
*	MakeMyTrip Ltd.	2,493	39
*	Herc Holdings Inc.	1,287	37
*	IMAX Corp.	2,925	37
	Meredith Corp.	2,344	35
	Weis Markets Inc.	628	35
	Children's Place Inc.	818	34
	Matthews International Corp. Class A	1,638	34
*	Groupon Inc. Class A	24,605	31
	Allegiant Travel Co. Class A	283	30

		Shares	Market Value ($000)
*	MSG Networks Inc. Class A	2,400	30
	SkyWest Inc.	892	29
	EW Scripps Co. Class A	2,867	25
	Dave & Buster's Entertainment Inc.	1,839	24
	Buckle Inc.	1,669	24
	Guess? Inc.	2,538	24
	BJ's Restaurants Inc.	1,021	22
	Designer Brands Inc. Class A	3,594	22
	Caleres Inc.	2,896	21
*	Cars.com Inc.	3,352	21
*	Regis Corp.	1,950	21
*	Michaels Cos. Inc.	5,207	20
*	Genesco Inc.	1,031	19
	Viad Corp.	1,049	19
	Copa Holdings SA Class A	435	19
	News Corp. Class B	1,466	18
	Hawaiian Holdings Inc.	1,117	16
*	Spirit Airlines Inc.	1,137	15
	Dillard's Inc. Class A	502	15
*	Liberty Media Corp.-Liberty SiriusXM Rights Exp. 06/05/2020	1,275	14
*	Lions Gate Entertainment Corp. Class A	1,670	13
*	Houghton Mifflin Harcourt Co.	5,874	9
	Gannett Co. Inc.	6,383	8
*	Liberty Media Corp.-Liberty Braves Class A	291	7
*	Hertz Global Holdings Inc.	5,132	5
*	Liberty Latin America Ltd. Class A	449	4
			219,191
Financials (17.0%)
	Visa Inc. Class A	100,100	19,544
	JPMorgan Chase & Co.	182,061	17,716
	Mastercard Inc. Class A	51,853	15,602
	Bank of America Corp.	466,030	11,241
	American Tower Corp.	25,638	6,619
	Citigroup Inc.	123,631	5,923
	S&P Global Inc.	14,390	4,677
	BlackRock Inc.	8,629	4,562
	Crown Castle International Corp.	24,193	4,165
	Prologis Inc.	42,955	3,930
	CME Group Inc.	20,665	3,773
	American Express Co.	38,826	3,691
	Goldman Sachs Group Inc.	18,643	3,663
	Equinix Inc.	5,066	3,534
	Chubb Ltd.	26,292	3,206
	Marsh & McLennan Cos. Inc.	29,568	3,132
	Intercontinental Exchange Inc.	32,113	3,123
	Morgan Stanley	68,008	3,006
	US Bancorp	81,630	2,903
	PNC Financial Services Group Inc.	25,341	2,890
	Truist Financial Corp.	78,403	2,884
	Progressive Corp.	34,163	2,654
	Aon plc Class A	13,447	2,648
	Moody's Corp.	9,458	2,529
	Charles Schwab Corp.	66,985	2,405
	Digital Realty Trust Inc.	15,224	2,186
	SBA Communications Corp. Class A	6,558	2,060
	Allstate Corp.	18,577	1,817
	Capital One Financial Corp.	26,459	1,800
	Public Storage	8,661	1,756

		Shares	Market Value ($000)
	Bank of New York Mellon Corp.	46,677	1,735
	MetLife Inc.	46,139	1,661
	T. Rowe Price Group Inc.	13,417	1,622
	Travelers Cos. Inc.	15,030	1,608
	MSCI Inc. Class A	4,824	1,586
	IHS Markit Ltd.	22,658	1,574
	Aflac Inc.	42,315	1,543
	Willis Towers Watson plc	7,565	1,535
	American International Group Inc.	50,707	1,524
	Prudential Financial Inc.	23,062	1,406
	Equity Residential	21,282	1,289
	State Street Corp.	20,821	1,269
	AvalonBay Communities Inc.	8,095	1,263
	Welltower Inc.	23,950	1,214
	Alexandria Real Estate Equities Inc.	7,125	1,095
	MarketAxess Holdings Inc.	2,150	1,093
	First Republic Bank	9,747	1,054
	Realty Income Corp.	18,980	1,050
	Ameriprise Financial Inc.	7,447	1,043
	Arthur J Gallagher & Co.	10,896	1,027
	Northern Trust Corp.	11,257	889
	Discover Financial Services	18,147	862
*	CBRE Group Inc. Class A	19,526	859
	M&T Bank Corp.	7,792	823
	Invitation Homes Inc.	30,974	815
	Hartford Financial Services Group Inc.	20,992	804
	Fifth Third Bancorp	41,100	797
	Nasdaq Inc.	6,670	790
	Mid-America Apartment Communities Inc.	6,613	769
	Boston Properties Inc.	8,931	768
	Ventas Inc.	21,687	758
	Duke Realty Corp.	21,338	736
	Synchrony Financial	36,008	733
	Sun Communities Inc.	5,321	730
	Healthpeak Properties Inc.	29,375	724
*	Markel Corp.	793	712
	Cboe Global Markets Inc.	6,487	691
	KeyCorp	56,740	672
*	SVB Financial Group	3,061	657
*	Arch Capital Group Ltd.	22,424	633
	Regions Financial Corp.	55,747	630
	Equity LifeStyle Properties Inc.	10,072	627
	UDR Inc.	16,949	627
	Principal Financial Group Inc.	15,953	616
	Citizens Financial Group Inc.	25,100	605
	WP Carey Inc.	9,941	596
	E*TRADE Financial Corp.	12,904	588
	TD Ameritrade Holding Corp.	15,565	580
	Brown & Brown Inc.	13,670	550
	Medical Properties Trust Inc.	29,690	537
	Cincinnati Financial Corp.	8,915	526
	Credicorp Ltd.	3,802	524
	Huntington Bancshares Inc.	58,744	522
	Raymond James Financial Inc.	7,294	505
	Annaly Capital Management Inc.	81,819	504
	Host Hotels & Resorts Inc.	41,202	492
	Fidelity National Financial Inc.	15,377	491
	Camden Property Trust	5,349	490

		Shares	Market Value ($000)
	Western Union Co.	24,461	490
	WR Berkley Corp.	8,383	486
	CyrusOne Inc.	6,455	480
	Globe Life Inc.	6,224	479
	Everest Re Group Ltd.	2,338	464
	Equitable Holdings Inc.	24,157	462
*	Zillow Group Inc. Class A	7,809	453
	Lincoln National Corp.	11,634	441
	Iron Mountain Inc.	16,566	427
	RenaissanceRe Holdings Ltd.	2,498	419
	Regency Centers Corp.	9,632	412
	Alleghany Corp.	797	409
	Omega Healthcare Investors Inc.	13,031	406
	SEI Investments Co.	7,418	402
	AGNC Investment Corp.	30,760	398
	Americold Realty Trust	10,960	391
	Ally Financial Inc.	21,813	380
	American Homes 4 Rent Class A	14,730	372
	Commerce Bancshares Inc.	5,835	372
	Assurant Inc.	3,575	367
	Vornado Realty Trust	10,012	363
	Voya Financial Inc.	7,779	350
	Federal Realty Investment Trust	4,303	344
	Prosperity Bancshares Inc.	5,260	344
	VEREIT Inc.	62,167	341
	Kilroy Realty Corp.	5,945	340
	LPL Financial Holdings Inc.	4,647	332
	Healthcare Trust of America Inc. Class A	12,407	328
	Lamar Advertising Co. Class A	4,926	327
	Reinsurance Group of America Inc.	3,598	327
	First American Financial Corp.	6,368	322
	Signature Bank	3,079	317
	CubeSmart	11,107	316
	National Retail Properties Inc.	9,846	309
	Jones Lang LaSalle Inc.	3,006	308
	Zions Bancorp NA	9,306	306
	Franklin Resources Inc.	16,119	304
	Comerica Inc.	8,165	297
	East West Bancorp Inc.	8,423	294
	People's United Financial Inc.	25,353	290
	CoreSite Realty Corp.	2,316	289
	Douglas Emmett Inc.	9,709	285
	Primerica Inc.	2,438	277
	First Industrial Realty Trust Inc.	7,240	274
	Rexford Industrial Realty Inc.	6,822	272
	Kimco Realty Corp.	23,887	265
	New York Community Bancorp Inc.	26,308	264
	Cousins Properties Inc.	8,458	263
	Life Storage Inc.	2,681	261
	American Financial Group Inc.	4,295	259
	Old Republic International Corp.	16,355	255
	EastGroup Properties Inc.	2,170	252
	TCF Financial Corp.	8,701	252
	Cullen/Frost Bankers Inc.	3,292	250
	Legg Mason Inc.	5,013	250
	STAG Industrial Inc.	8,912	240
	STORE Capital Corp. Class A	12,427	240
	Equity Commonwealth	7,044	237

		Shares	Market Value ($000)
	Healthcare Realty Trust Inc.	7,697	236
	Kemper Corp.	3,660	232
	First Financial Bankshares Inc.	7,558	232
	QTS Realty Trust Inc. Class A	3,364	231
	Hanover Insurance Group Inc.	2,285	229
	Highwoods Properties Inc.	5,940	227
*	Athene Holding Ltd. Class A	7,871	227
	Eaton Vance Corp.	6,141	221
	Popular Inc.	5,376	212
	Starwood Property Trust Inc.	15,967	212
	Hudson Pacific Properties Inc.	8,719	211
	Glacier Bancorp Inc.	5,045	208
	JBG SMITH Properties	7,013	208
	Western Alliance Bancorp	5,437	207
	United Bankshares Inc.	7,067	205
	Essent Group Ltd.	5,964	197
*	Zillow Group Inc. Class C	3,380	196
	Janus Henderson Group plc	9,091	196
	Terreno Realty Corp.	3,776	193
	SL Green Realty Corp.	4,556	192
	Brixmor Property Group Inc.	17,110	191
	Rayonier Inc.	8,008	190
	RLI Corp.	2,386	188
	SLM Corp.	24,864	188
	Radian Group Inc.	11,750	187
	Affiliated Managers Group Inc.	2,803	187
	Interactive Brokers Group Inc. Class A	4,387	186
	Physicians Realty Trust	10,742	186
	Stifel Financial Corp.	3,835	183
	Selective Insurance Group Inc.	3,475	182
*	Brighthouse Financial Inc.	6,096	181
	Kinsale Capital Group Inc.	1,214	181
	Unum Group	11,885	180
	Valley National Bancorp	22,453	179
	Axis Capital Holdings Ltd.	4,773	179
	Community Bank System Inc.	2,978	177
	Invesco Ltd.	22,005	175
*	eHealth Inc.	1,328	173
	FirstCash Inc.	2,453	171
	Corporate Office Properties Trust	6,789	170
	Blackstone Mortgage Trust Inc. Class A	7,173	169
	MGIC Investment Corp.	20,242	166
	Agree Realty Corp.	2,635	165
	PS Business Parks Inc.	1,225	164
	CVB Financial Corp.	8,344	163
	First Citizens BancShares Inc. Class A	423	163
	First Horizon National Corp.	17,293	162
	Spirit Realty Capital Inc.	5,682	162
	Bank OZK	7,100	160
*	Cannae Holdings Inc.	4,337	160
	Ares Management Corp. Class A	4,175	158
	Lazard Ltd. Class A	5,899	158
	Piedmont Office Realty Trust Inc. Class A	9,316	155
	Synovus Financial Corp.	8,076	155
	Cathay General Bancorp	5,657	154
	Umpqua Holdings Corp.	13,546	154
*	Redfin Corp.	5,029	151
	Webster Financial Corp.	5,308	150

		Shares	Market Value ($000)
	Home BancShares Inc.	10,162	147
	UMB Financial Corp.	2,872	147
	Old National Bancorp	10,697	145
	Bank of Hawaii Corp.	2,260	145
	Independent Bank Corp.	2,088	145
	National Health Investors Inc.	2,573	143
	Taubman Centers Inc.	3,434	142
	Associated Banc-Corp	10,111	142
	Assured Guaranty Ltd.	5,390	140
	FNB Corp.	18,743	139
	Wintrust Financial Corp.	3,274	139
	Lexington Realty Trust	14,057	137
	White Mountains Insurance Group Ltd.	150	137
	BancorpSouth Bank	6,110	136
	EPR Properties	4,285	135
	CNO Financial Group Inc.	9,246	133
	Weingarten Realty Investors	7,331	131
	First Hawaiian Inc.	7,512	130
	PotlatchDeltic Corp.	3,820	130
	Evercore Inc. Class A	2,339	129
*	LendingTree Inc.	487	127
	Washington Federal Inc.	4,916	127
	Park Hotels & Resorts Inc.	12,828	126
	Federated Hermes Inc. Class B	5,667	125
	Sunstone Hotel Investors Inc.	14,116	125
	Brandywine Realty Trust	12,817	124
	IBERIABANK Corp.	2,918	124
	Chimera Investment Corp.	14,669	122
	Investors Bancorp Inc.	14,084	122
	Outfront Media Inc.	8,676	122
*	Howard Hughes Corp.	2,345	119
	Atlantic Union Bankshares Corp.	5,147	119
	RLJ Lodging Trust	11,452	118
	Washington REIT	5,396	118
	American Equity Investment Life Holding Co.	5,458	118
	International Bancshares Corp.	3,817	117
	Fulton Financial Corp.	10,330	116
	Paramount Group Inc.	14,860	115
	CenterState Bank Corp.	7,293	115
	Columbia Banking System Inc.	4,621	113
	South State Corp.	2,103	111
	Hancock Whitney Corp.	4,928	107
	Kennedy-Wilson Holdings Inc.	7,633	107
	CIT Group Inc.	5,824	106
	First Merchants Corp.	3,793	106
	BankUnited Inc.	5,688	105
	Apollo Commercial Real Estate Finance Inc.	12,817	105
*	Green Dot Corp. Class A	2,671	102
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,496	101
	Simmons First National Corp. Class A	5,844	100
	First Midwest Bancorp Inc.	7,562	99
	Columbia Property Trust Inc.	7,667	98
	Pebblebrook Hotel Trust	7,199	98
	National Storage Affiliates Trust	3,270	98
	CareTrust REIT Inc.	5,212	97
	Santander Consumer USA Holdings Inc.	5,805	96
	BOK Financial Corp.	1,854	94
*	Enstar Group Ltd.	663	94

		Shares	Market Value ($000)
	Navient Corp.	12,532	93
	Ameris Bancorp	3,854	93
	OneMain Holdings Inc.	3,936	92
	Ryman Hospitality Properties Inc.	2,693	92
	ServisFirst Bancshares Inc.	2,606	91
	WesBanco Inc.	4,242	91
	Capitol Federal Financial Inc.	7,716	90
	First Financial Bancorp	6,734	89
*	Genworth Financial Inc. Class A	29,139	89
	Moelis & Co. Class A	2,652	89
	Pacific Premier Bancorp Inc.	4,104	89
	United Community Banks Inc.	4,575	89
*	PRA Group Inc.	2,536	87
	Westamerica Bancorp	1,473	87
	Uniti Group Inc.	10,299	85
	Artisan Partners Asset Management Inc. Class A	2,936	85
	Horace Mann Educators Corp.	2,290	84
*	Texas Capital Bancshares Inc.	3,090	83
	Cohen & Steers Inc.	1,298	82
	Four Corners Property Trust Inc.	3,774	82
	Trustmark Corp.	3,418	81
	LTC Properties Inc.	2,153	79
	National General Holdings Corp.	3,842	78
	Retail Properties of America Inc. Class A	14,140	77
	WSFS Financial Corp.	2,695	75
	Renasant Corp.	3,089	74
	Mack-Cali Realty Corp.	4,710	72
	Acadia Realty Trust	6,023	71
	NBT Bancorp Inc.	2,271	71
	Bank of NT Butterfield & Son Ltd.	2,902	71
	Hilltop Holdings Inc.	3,770	70
	Universal Health Realty Income Trust	745	70
	Banner Corp.	1,838	69
	Essential Properties Realty Trust Inc.	5,043	69
	Virtu Financial Inc. Class A	2,841	68
*	Axos Financial Inc.	3,124	68
	Global Net Lease Inc.	4,842	68
	Independent Bank Group Inc.	1,804	68
	FGL Holdings	8,147	68
	Xenia Hotels & Resorts Inc.	7,465	67
	American Assets Trust Inc.	2,516	66
	Safety Insurance Group Inc.	864	66
	Towne Bank	3,481	66
	DiamondRock Hospitality Co.	10,879	65
	Mercury General Corp.	1,608	65
*	Cushman & Wakefield plc	6,275	64
	First Bancorp	11,461	63
	Office Properties Income Trust	2,492	63
	Colony Capital Inc.	31,057	62
	Northwest Bancshares Inc.	6,217	62
	Walker & Dunlop Inc.	1,509	61
	Urban Edge Properties	6,112	60
	Hope Bancorp Inc.	6,075	58
	Heartland Financial USA Inc.	1,811	58
	Eagle Bancorp Inc.	1,706	55
	Flagstar Bancorp Inc.	1,868	55
*	NMI Holdings Inc. Class A	3,590	55
	Retail Opportunity Investments Corp.	5,813	55

		Shares	Market Value ($000)
	City Holding Co.	856	54
*	Columbia Financial Inc.	3,804	54
	Employers Holdings Inc.	1,786	53
*	Encore Capital Group Inc.	1,675	53
	Argo Group International Holdings Ltd.	1,721	53
	Macerich Co.	7,588	52
	PennyMac Mortgage Investment Trust	4,675	51
	Cadence Bancorp Class A	6,183	50
	Nelnet Inc. Class A	1,013	50
	Waddell & Reed Financial Inc. Class A	3,771	49
	Getty Realty Corp.	1,826	49
	CNA Financial Corp.	1,634	49
	SITE Centers Corp.	8,235	47
	PennyMac Financial Services Inc.	1,397	47
	ProAssurance Corp.	3,293	45
	Provident Financial Services Inc.	3,370	44
	S&T Bancorp Inc.	1,958	44
	BGC Partners Inc. Class A	16,709	43
	Piper Sandler Cos.	726	43
	Redwood Trust Inc.	8,105	43
	Sandy Spring Bancorp Inc.	1,776	43
	Brookfield Property REIT Inc. Class A	4,069	42
	TFS Financial Corp.	2,736	42
	Investors Real Estate Trust	589	42
	MFA Financial Inc.	23,393	40
	Alexander & Baldwin Inc.	3,530	40
	First Commonwealth Financial Corp.	4,856	40
	Great Western Bancorp Inc.	2,822	40
	BancFirst Corp.	986	38
	Realogy Holdings Corp.	6,028	37
*	St. Joe Co.	1,911	37
	Dime Community Bancshares Inc.	2,590	37
	Stock Yards Bancorp Inc.	1,092	37
	Brookline Bancorp Inc.	3,853	36
	iStar Inc.	3,333	36
	Summit Hotel Properties Inc.	5,824	36
*	Marcus & Millichap Inc.	1,257	35
	Newmark Group Inc. Class A	8,236	35
	TrustCo Bank Corp.	5,383	34
	Kearny Financial Corp.	3,849	33
	Capstead Mortgage Corp.	6,290	32
	United Fire Group Inc.	1,210	32
*	WillScot Corp. Class A	2,437	32
	Brightsphere Investment Group Inc.	3,693	31
	Invesco Mortgage Capital Inc.	10,976	30
	Tanger Factory Outlet Centers Inc.	4,800	30
	Virtus Investment Partners Inc.	324	30
*	Third Point Reinsurance Ltd.	4,039	30
	Boston Private Financial Holdings Inc.	4,238	29
	Franklin Street Properties Corp.	5,439	29
	Alexander's Inc.	107	28
	ARMOUR Residential REIT Inc.	3,571	28
	Ladder Capital Corp. Class A	3,472	28
	RPT Realty	4,523	26
	Washington Trust Bancorp Inc.	806	26
	Community Trust Bancorp Inc.	749	25
*	MBIA Inc.	3,581	25
	Berkshire Hills Bancorp Inc.	2,180	24

		Shares	Market Value ($000)
	1st Source Corp.	686	24
	RMR Group Inc. Class A	891	24
	Colony Credit Real Estate Inc.	4,378	22
	FBL Financial Group Inc. Class A	613	22
	WisdomTree Investments Inc.	7,328	22
	Saul Centers Inc.	684	21
	Urstadt Biddle Properties Inc. Class A	1,622	21
	State Auto Financial Corp.	1,014	20
	Front Yard Residential Corp.	2,530	19
*	LendingClub Corp.	3,551	19
	Flushing Financial Corp.	1,260	14
	Republic Bancorp Inc. Class A	448	14
	CorePoint Lodging Inc.	2,228	9
	Washington Prime Group Inc.	10,693	7
			246,300
Health Care (15.3%)
	UnitedHealth Group Inc.	55,262	16,847
	Pfizer Inc.	325,376	12,426
	Merck & Co. Inc.	148,955	12,024
	AbbVie Inc.	103,071	9,552
	Abbott Laboratories	100,635	9,552
	Bristol-Myers Squibb Co.	136,599	8,158
	Thermo Fisher Scientific Inc.	23,283	8,130
	Amgen Inc.	34,428	7,908
	Medtronic plc	78,434	7,732
	Eli Lilly & Co.	49,689	7,600
	Danaher Corp.	36,478	6,078
	Gilead Sciences Inc.	74,550	5,802
	Anthem Inc.	14,811	4,356
*	Vertex Pharmaceuticals Inc.	15,113	4,352
	Cigna Corp.	21,419	4,226
	Becton Dickinson and Co.	16,026	3,957
	Stryker Corp.	20,012	3,917
	Zoetis Inc. Class A	28,075	3,913
*	Intuitive Surgical Inc.	6,664	3,865
*	Regeneron Pharmaceuticals Inc.	5,435	3,331
	Humana Inc.	7,684	3,155
*	Illumina Inc.	8,611	3,126
*	Biogen Inc.	10,164	3,121
*	Boston Scientific Corp.	80,888	3,073
*	Edwards Lifesciences Corp.	12,076	2,714
	Baxter International Inc.	28,100	2,529
*	Centene Corp.	33,709	2,233
*	DexCom Inc.	5,242	1,983
	HCA Healthcare Inc.	15,737	1,682
*	IDEXX Laboratories Inc.	4,980	1,538
*	IQVIA Holdings Inc.	10,279	1,537
	Zimmer Biomet Holdings Inc.	11,968	1,512
*	Alexion Pharmaceuticals Inc.	12,452	1,493
	ResMed Inc.	8,309	1,336
*	Align Technology Inc.	4,628	1,137
*	BioMarin Pharmaceutical Inc.	10,401	1,108
*	Seattle Genetics Inc.	6,798	1,069
*	Incyte Corp.	10,484	1,068
*	Laboratory Corp. of America Holdings	5,695	998
	Teleflex Inc.	2,698	979
	Cardinal Health Inc.	17,042	932
	West Pharmaceutical Services Inc.	4,282	925

		Shares	Market Value ($000)
	Quest Diagnostics Inc.	7,802	923
	Cooper Cos. Inc.	2,858	906
*	Alnylam Pharmaceuticals Inc.	6,278	849
	STERIS plc	4,899	813
*	Hologic Inc.	15,240	808
*	Moderna Inc.	13,044	802
*	Teladoc Health Inc.	4,147	722
*	Exact Sciences Corp.	8,143	699
*	Catalent Inc.	8,950	696
*	Neurocrine Biosciences Inc.	5,351	668
*	Insulet Corp.	3,501	660
*	Masimo Corp.	2,739	658
*	Molina Healthcare Inc.	3,509	652
	PerkinElmer Inc.	6,441	647
*	Varian Medical Systems Inc.	5,280	641
*	Bio-Rad Laboratories Inc. Class A	1,277	627
*	Sarepta Therapeutics Inc.	4,096	624
	DENTSPLY SIRONA Inc.	13,005	605
	Bio-Techne Corp.	2,220	588
*	ABIOMED Inc.	2,608	584
*	Horizon Therapeutics plc	10,889	552
*	ICON plc	3,171	534
*	Henry Schein Inc.	8,550	519
*	Charles River Laboratories International Inc.	2,856	513
*	Mylan NV	30,001	512
*	Elanco Animal Health Inc.	23,079	494
	Universal Health Services Inc. Class B	4,500	475
	Chemed Corp.	972	465
*	Exelixis Inc.	17,425	431
	Encompass Health Corp.	5,709	418
*	Ionis Pharmaceuticals Inc.	7,419	417
*	DaVita Inc.	5,107	414
	Perrigo Co. plc	7,360	403
*	Repligen Corp.	3,064	401
	Hill-Rom Holdings Inc.	3,938	400
*	Immunomedics Inc.	11,828	397
*	Jazz Pharmaceuticals plc	3,256	389
*	Avantor Inc.	20,040	380
*	PRA Health Sciences Inc.	3,634	376
*	Quidel Corp.	2,066	362
*	Amedisys Inc.	1,845	354
*	Novocure Ltd.	5,035	340
*	ACADIA Pharmaceuticals Inc.	6,503	323
*	Penumbra Inc.	1,857	320
*	Haemonetics Corp.	2,892	317
*	United Therapeutics Corp.	2,531	299
*	MyoKardia Inc.	2,923	299
*	LHC Group Inc.	1,779	289
*	Tandem Diabetes Care Inc.	3,256	271
*	Acceleron Pharma Inc.	2,640	261
	Bruker Corp.	5,941	257
*	HealthEquity Inc.	3,978	247
*	Globus Medical Inc. Class A	4,450	243
*	Bluebird Bio Inc.	3,748	239
*	ICU Medical Inc.	1,178	235
*	Ultragenyx Pharmaceutical Inc.	3,374	231
*	Global Blood Therapeutics Inc.	3,273	229
*	Iovance Biotherapeutics Inc.	7,139	229

		Shares	Market Value ($000)
*	Nevro Corp.	1,782	224
*	Emergent BioSolutions Inc.	2,651	221
*	Syneos Health Inc.	3,601	220
*	Integra LifeSciences Holdings Corp.	4,168	217
*	Wright Medical Group NV	7,324	216
*	Neogen Corp.	2,988	213
*	Momenta Pharmaceuticals Inc.	6,549	206
*	Blueprint Medicines Corp.	3,090	201
*	Reata Pharmaceuticals Inc. Class A	1,358	197
*	Halozyme Therapeutics Inc.	7,922	192
*	Arena Pharmaceuticals Inc.	3,194	191
*	Guardant Health Inc.	2,097	190
*	iRhythm Technologies Inc.	1,529	190
*	Amicus Therapeutics Inc.	14,959	187
*	Arrowhead Pharmaceuticals Inc.	5,800	187
*	NuVasive Inc.	3,042	184
*	Agios Pharmaceuticals Inc.	3,523	182
*	PTC Therapeutics Inc.	3,569	181
*	Natera Inc.	3,994	175
*	Mirati Therapeutics Inc.	1,714	170
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,715	170
*	Envista Holdings Corp.	7,917	167
*	Omnicell Inc.	2,454	164
*	HMS Holdings Corp.	5,194	162
*	FibroGen Inc.	4,556	152
*	Medpace Holdings Inc.	1,641	152
*	LivaNova plc	2,799	150
*	Alkermes plc	9,114	149
*	ChemoCentryx Inc.	2,388	149
*	NeoGenomics Inc.	5,561	148
*	Acadia Healthcare Co. Inc.	5,108	146
*	uniQure NV	2,149	144
*	Tenet Healthcare Corp.	6,505	142
*	Merit Medical Systems Inc.	3,136	141
	Ensign Group Inc.	2,992	131
*	Prestige Consumer Healthcare Inc.	3,053	129
*	Allogene Therapeutics Inc.	2,591	125
	CONMED Corp.	1,675	123
*	Sage Therapeutics Inc.	3,329	119
*	Insmed Inc.	4,909	119
*	Axsome Therapeutics Inc.	1,534	118
*	Turning Point Therapeutics Inc.	1,616	112
*	Kodiak Sciences Inc.	1,678	108
*	Intercept Pharmaceuticals Inc.	1,468	106
	Healthcare Services Group Inc.	4,319	103
*	Ligand Pharmaceuticals Inc.	974	99
*	Pacira BioSciences Inc.	2,242	99
*	BioTelemetry Inc.	2,062	97
*	Select Medical Holdings Corp.	6,020	97
	Patterson Cos. Inc.	4,646	92
*	Magellan Health Inc.	1,188	89
	Cantel Medical Corp.	2,092	88
*	Glaukos Corp.	2,148	84
*	Heron Therapeutics Inc.	4,552	83
*	Ironwood Pharmaceuticals Inc. Class A	8,525	83
*	Corcept Therapeutics Inc.	5,320	81
*	Denali Therapeutics Inc.	2,903	81
*	Invitae Corp.	4,723	79

		Shares	Market Value ($000)
*	Xencor Inc.	2,564	78
*	Editas Medicine Inc.	2,852	77
*	Avanos Medical Inc.	2,563	75
*	Portola Pharmaceuticals Inc.	4,159	75
*	Epizyme Inc.	4,260	75
	Luminex Corp.	2,382	74
*	Allakos Inc.	1,072	70
*	MEDNAX Inc.	4,412	69
*	REGENXBIO Inc.	1,834	69
*	Theravance Biopharma Inc.	2,676	68
*	Zogenix Inc.	2,297	67
*	Deciphera Pharmaceuticals Inc.	1,122	66
*	Supernus Pharmaceuticals Inc.	2,699	65
*	Madrigal Pharmaceuticals Inc.	538	62
*	Intra-Cellular Therapies Inc.	2,894	60
*	Esperion Therapeutics Inc.	1,357	58
*	Myriad Genetics Inc.	3,844	56
*	Enanta Pharmaceuticals Inc.	1,042	54
*	CRISPR Therapeutics AG	800	52
*	Innoviva Inc.	3,512	49
*	OPKO Health Inc.	21,139	48
*	Endo International plc	12,390	48
*	Taro Pharmaceutical Industries Ltd.	652	44
*	Aimmune Therapeutics Inc.	2,468	41
*	Atara Biotherapeutics Inc.	3,439	40
*	Inogen Inc.	1,025	39
*	Natus Medical Inc.	1,838	39
*	Varex Imaging Corp.	2,049	38
*	CorVel Corp.	543	37
*	Brookdale Senior Living Inc.	9,524	35
*	Pennant Group Inc.	1,367	35
*	Eagle Pharmaceuticals Inc.	649	33
*	Aerie Pharmaceuticals Inc.	2,257	32
*	Orthofix Medical Inc.	932	32
*	Tivity Health Inc.	3,048	32
*	Amneal Pharmaceuticals Inc.	6,460	31
*	Radius Health Inc.	2,420	31
*	Tricida Inc.	1,144	31
*	Axogen Inc.	1,811	18
*,1	TherapeuticsMD Inc.	11,820	13
*,1	Precigen Inc.	5,153	11
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	767	1
			221,534
Industrials (9.1%)
*	PayPal Holdings Inc.	68,635	10,639
	Accenture plc Class A	37,263	7,513
	Union Pacific Corp.	40,626	6,901
	Fidelity National Information Services Inc.	35,607	4,943
	United Parcel Service Inc. Class B	40,925	4,081
	Caterpillar Inc.	31,423	3,775
	Automatic Data Processing Inc.	25,437	3,726
*	Fiserv Inc.	32,966	3,520
	Illinois Tool Works Inc.	18,679	3,221
	Global Payments Inc.	17,433	3,129
	CSX Corp.	43,418	3,108
	Sherwin-Williams Co.	4,871	2,893
	Waste Management Inc.	24,752	2,642
	Deere & Co.	16,564	2,520

		Shares	Market Value ($000)
	FedEx Corp.	14,062	1,836
*	Square Inc. Class A	20,016	1,623
	Verisk Analytics Inc. Class A	9,287	1,604
	Agilent Technologies Inc.	18,079	1,594
*	CoStar Group Inc.	2,269	1,490
	PACCAR Inc.	19,758	1,459
	Rockwell Automation Inc.	6,687	1,446
	Johnson Controls International plc	44,642	1,402
	Fastenal Co.	33,262	1,372
	Paychex Inc.	18,746	1,355
	Trane Technologies plc	13,855	1,250
	Cintas Corp.	4,977	1,234
*	FleetCor Technologies Inc.	4,992	1,217
*	Keysight Technologies Inc.	10,951	1,184
*	Mettler-Toledo International Inc.	1,397	1,111
	Stanley Black & Decker Inc.	8,788	1,102
	Republic Services Inc. Class A	12,442	1,063
	Fortive Corp.	17,225	1,050
	Old Dominion Freight Line Inc.	5,648	966
	TransUnion	10,854	937
	Kansas City Southern	5,555	836
	Dover Corp.	8,453	822
	Vulcan Materials Co.	7,582	821
*	Zebra Technologies Corp. Class A	3,108	812
	Jack Henry & Associates Inc.	4,455	806
	Broadridge Financial Solutions Inc.	6,608	800
	WW Grainger Inc.	2,560	793
	Expeditors International of Washington Inc.	10,043	767
	Masco Corp.	16,230	757
*	Waters Corp.	3,724	744
	IDEX Corp.	4,395	700
	Martin Marietta Materials Inc.	3,603	692
	Xylem Inc.	10,422	691
*	Fair Isaac Corp.	1,710	689
	CH Robinson Worldwide Inc.	7,939	644
	Nordson Corp.	3,386	638
	Westinghouse Air Brake Technologies Corp.	10,432	637
	JB Hunt Transport Services Inc.	4,970	595
*	Trimble Inc.	14,722	576
*	Ingersoll Rand Inc.	19,934	562
	Avery Dennison Corp.	5,006	554
	Packaging Corp. of America	5,423	550
	Cognex Corp.	9,582	544
	Allegion plc	5,450	543
*	Crown Holdings Inc.	7,581	496
	Graco Inc.	9,576	462
	Lennox International Inc.	2,097	448
	Toro Co.	6,247	444
	Westrock Co.	14,885	418
*	XPO Logistics Inc.	5,289	417
	AptarGroup Inc.	3,746	417
*	Trex Co. Inc.	3,419	411
	Snap-on Inc.	3,131	406
	Genpact Ltd.	10,910	392
*	Generac Holdings Inc.	3,477	387
	AO Smith Corp.	7,939	377
*	WEX Inc.	2,522	373
	Universal Display Corp.	2,490	365

		Shares	Market Value ($000)
	Donaldson Co. Inc.	7,343	348
*	Berry Global Group Inc.	7,681	345
	Watsco Inc.	1,893	337
	Robert Half International Inc.	6,552	332
*	Arrow Electronics Inc.	4,763	329
	Owens Corning	6,240	328
*	Pagseguro Digital Ltd. Class A	10,338	328
	Sonoco Products Co.	5,915	306
	National Instruments Corp.	7,665	297
	Sealed Air Corp.	9,228	296
*	HD Supply Holdings Inc.	9,299	295
*	Flex Ltd.	29,729	289
*	Stericycle Inc.	5,220	286
*	Euronet Worldwide Inc.	2,933	278
	MAXIMUS Inc.	3,721	268
*	Paylocity Holding Corp.	2,055	267
	Landstar System Inc.	2,279	265
*	FTI Consulting Inc.	2,160	260
*	SiteOne Landscape Supply Inc.	2,417	257
*	Axon Enterprise Inc.	3,373	256
	MDU Resources Group Inc.	11,545	251
	Graphic Packaging Holding Co.	16,949	245
	MSA Safety Inc.	2,046	243
	Allison Transmission Holdings Inc.	6,350	240
	ManpowerGroup Inc.	3,368	233
	CoreLogic Inc.	4,609	228
*	TopBuild Corp.	1,969	226
	Armstrong World Industries Inc.	2,966	224
	Littelfuse Inc.	1,371	223
	Simpson Manufacturing Co. Inc.	2,654	213
*	Proto Labs Inc.	1,662	210
*	Novanta Inc.	1,989	204
	AGCO Corp.	3,564	197
	Acuity Brands Inc.	2,251	194
	Rexnord Corp.	6,186	186
*	ASGN Inc.	3,008	185
	Regal Beloit Corp.	2,307	184
	Air Lease Corp. Class A	6,046	182
*	Clean Harbors Inc.	3,050	181
*	Kirby Corp.	3,462	178
	MSC Industrial Direct Co. Inc. Class A	2,551	177
*	Anixter International Inc.	1,821	174
	UFP Industries Inc.	3,662	168
	Xerox Holdings Corp.	10,143	161
	nVent Electric plc	8,731	160
	Brady Corp. Class A	3,112	159
*	Saia Inc.	1,470	159
	Valmont Industries Inc.	1,388	158
	Avnet Inc.	5,788	158
	Eagle Materials Inc.	2,343	156
	Louisiana-Pacific Corp.	6,592	156
*	Integer Holdings Corp.	1,919	152
	John Bean Technologies Corp.	1,849	152
	UniFirst Corp.	847	152
*	MasTec Inc.	3,664	143
	Watts Water Technologies Inc. Class A	1,723	143
*	Builders FirstSource Inc.	6,738	140
	Franklin Electric Co. Inc.	2,749	139

		Shares	Market Value ($000)
*	Fabrinet	2,163	138
	GATX Corp.	2,165	136
*	Casella Waste Systems Inc. Class A	2,652	135
	Applied Industrial Technologies Inc.	2,318	134
*	TriNet Group Inc.	2,472	133
	AAON Inc.	2,460	133
	Vishay Intertechnology Inc.	8,108	132
*	Itron Inc.	2,012	130
*	ExlService Holdings Inc.	2,118	130
*	Advanced Disposal Services Inc.	4,060	127
	Trinity Industries Inc.	6,141	123
*	Rogers Corp.	1,115	121
	Werner Enterprises Inc.	2,572	119
*	AMN Healthcare Services Inc.	2,677	119
	Brink's Co.	2,865	115
	Advanced Drainage Systems Inc.	2,559	114
	ESCO Technologies Inc.	1,374	114
	Macquarie Infrastructure Corp.	3,980	113
	Insperity Inc.	2,141	111
*	Summit Materials Inc. Class A	7,218	110
	Ryder System Inc.	3,099	106
	Alliance Data Systems Corp.	2,271	105
	Albany International Corp. Class A	1,725	104
	Korn Ferry	3,410	103
*	Plexus Corp.	1,602	103
*	Ambarella Inc.	1,810	103
	Otter Tail Corp.	2,371	102
*	Sanmina Corp.	3,754	100
*	SPX Corp.	2,482	99
	Badger Meter Inc.	1,604	98
	EVERTEC Inc.	3,343	97
	Federal Signal Corp.	3,333	97
*	Cimpress plc	1,069	96
*	BMC Stock Holdings Inc.	3,554	93
	Mueller Industries Inc.	3,375	90
	Triton International Ltd.	2,932	89
*	Masonite International Corp.	1,331	88
*	Hub Group Inc. Class A	1,859	87
*	WESCO International Inc.	2,594	86
	Boise Cascade Co.	2,460	84
	McGrath RentCorp	1,510	84
	Forward Air Corp.	1,633	81
*	Installed Building Products Inc.	1,254	81
*	Gibraltar Industries Inc.	1,806	80
*	MACOM Technology Solutions Holdings Inc.	2,503	80
	Mobile Mini Inc.	2,413	77
	Covanta Holding Corp.	8,411	76
*	Verra Mobility Corp. Class A	6,971	76
	Schneider National Inc. Class B	3,054	74
	Belden Inc.	2,129	73
*	OSI Systems Inc.	959	73
*	Beacon Roofing Supply Inc.	2,909	72
*	Pluralsight Inc. Class A	3,425	71
*	Dycom Industries Inc.	1,584	67
*	Knowles Corp.	4,464	67
	Tennant Co.	1,046	67
	Comfort Systems USA Inc.	1,774	66
	Patrick Industries Inc.	1,258	65

		Shares	Market Value ($000)
	O-I Glass Inc.	8,504	65
*	CBIZ Inc.	2,822	64
*	TTM Technologies Inc.	5,406	63
	Lindsay Corp.	628	59
	Rush Enterprises Inc. Class A	1,390	58
	Heartland Express Inc.	2,580	57
*	Sykes Enterprises Inc.	2,077	57
	Helios Technologies Inc.	1,577	56
*	TriMas Corp.	2,347	56
*	Huron Consulting Group Inc.	1,190	55
	US Ecology Inc.	1,598	54
	Deluxe Corp.	2,264	53
	Terex Corp.	3,381	53
*	JELD-WEN Holding Inc.	3,732	51
	Encore Wire Corp.	1,052	51
*	FARO Technologies Inc.	892	50
*	Cardtronics plc Class A	2,062	50
	Astec Industries Inc.	1,160	49
	Greif Inc. Class A	1,382	47
*	Harsco Corp.	4,250	47
	ADT Inc.	6,030	43
	Benchmark Electronics Inc.	1,989	42
	Atlas Corp.	5,916	42
	TTEC Holdings Inc.	970	41
	Granite Construction Inc.	2,197	39
	CTS Corp.	1,750	37
	Greenbrier Cos. Inc.	1,762	37
	SFL Corp. Ltd.	3,753	37
*	Evolent Health Inc. Class A	3,966	35
	Primoris Services Corp.	2,114	35
	Scorpio Tankers Inc.	1,993	35
	AAR Corp.	1,683	34
*	Tutor Perini Corp.	3,134	33
	Apogee Enterprises Inc.	1,489	31
	Myers Industries Inc.	2,223	30
*	TrueBlue Inc.	1,941	30
	H&E Equipment Services Inc.	1,659	28
	Kelly Services Inc. Class A	1,864	28
*	Conduent Inc.	8,852	21
	Hyster-Yale Materials Handling Inc.	512	19
*	Manitowoc Co. Inc.	1,800	17
	Matson Inc.	519	15
	GasLog Ltd.	2,959	10
*	SEACOR Holdings Inc.	166	4
			131,858
Oil & Gas (0.1%)
*	SolarEdge Technologies Inc.	2,421	344
*	Enphase Energy Inc.	5,261	306
*	First Solar Inc.	4,784	223
	Arcosa Inc.	2,560	98
*	SunPower Corp.	4,070	29
			1,000
Technology (29.7%)
	Microsoft Corp.	441,975	80,992
	Apple Inc.	240,883	76,586
*	Facebook Inc. Class A	139,670	31,438
*	Alphabet Inc. Class C	17,769	25,390

		Shares	Market Value ($000)
*	Alphabet Inc. Class A	17,244	24,720
	Intel Corp.	250,167	15,743
	NVIDIA Corp.	34,126	12,115
	Cisco Systems Inc.	250,625	11,985
*	Adobe Inc.	28,064	10,850
*	salesforce.com Inc.	49,722	8,691
	Broadcom Inc.	22,572	6,575
	Texas Instruments Inc.	54,906	6,520
	International Business Machines Corp.	51,931	6,486
	Oracle Corp.	117,381	6,312
	QUALCOMM Inc.	66,817	5,404
*	ServiceNow Inc.	10,921	4,237
	Intuit Inc.	14,561	4,227
*	Advanced Micro Devices Inc.	60,120	3,234
*	Micron Technology Inc.	64,800	3,105
	Applied Materials Inc.	54,123	3,041
*	Autodesk Inc.	12,833	2,700
	Analog Devices Inc.	21,463	2,424
	Lam Research Corp.	8,490	2,323
*	Workday Inc. Class A	9,675	1,775
	Cognizant Technology Solutions Corp. Class A	32,090	1,701
*	Veeva Systems Inc. Class A	7,728	1,691
*	Splunk Inc.	9,068	1,685
	KLA Corp.	9,191	1,617
*	Synopsys Inc.	8,758	1,584
	NXP Semiconductors NV	16,312	1,568
*	Cadence Design Systems Inc.	16,269	1,485
*	Twilio Inc. Class A	7,142	1,411
*	Twitter Inc.	44,310	1,372
	Motorola Solutions Inc.	10,029	1,357
	Xilinx Inc.	14,560	1,339
	Cerner Corp.	18,289	1,333
*	VeriSign Inc.	6,022	1,319
	Microchip Technology Inc.	13,727	1,318
*	Atlassian Corp. plc Class A	7,044	1,305
*	Palo Alto Networks Inc.	5,508	1,296
*	DocuSign Inc. Class A	9,202	1,286
	HP Inc.	84,671	1,282
	Marvell Technology Group Ltd.	38,717	1,263
*	RingCentral Inc. Class A	4,362	1,196
*	Okta Inc. Class A	6,114	1,196
	Skyworks Solutions Inc.	9,958	1,180
*	Fortinet Inc.	8,331	1,160
	Citrix Systems Inc.	6,781	1,004
*	Akamai Technologies Inc.	9,281	982
	CDW Corp.	8,343	925
	Maxim Integrated Products Inc.	15,738	908
*	Paycom Software Inc.	2,891	859
*	Coupa Software Inc.	3,771	858
*	Tyler Technologies Inc.	2,236	839
*	Arista Networks Inc.	3,457	807
	Seagate Technology plc	15,091	800
*	GoDaddy Inc. Class A	10,134	783
	Western Digital Corp.	17,366	771
	NortonLifeLock Inc.	32,834	748
	Hewlett Packard Enterprise Co.	75,914	737
*	Check Point Software Technologies Ltd.	6,647	729
*	EPAM Systems Inc.	3,076	709

		Shares	Market Value ($000)
*	Qorvo Inc.	6,754	707
*	VMware Inc. Class A	4,498	703
*	Yandex NV Class A	16,958	682
	Teradyne Inc.	9,722	652
*	Black Knight Inc.	8,420	648
*	Gartner Inc.	5,042	614
	NetApp Inc.	13,298	592
*	MongoDB Inc. Class A	2,439	566
*	Zendesk Inc.	6,480	556
	Monolithic Power Systems Inc.	2,511	527
*	F5 Networks Inc.	3,616	524
*	Guidewire Software Inc.	4,883	501
*	Ciena Corp.	8,984	496
	Amdocs Ltd.	7,698	479
	Juniper Networks Inc.	19,485	473
	Entegris Inc.	7,834	469
*	HubSpot Inc.	2,340	468
*	PTC Inc.	6,045	462
*	Dell Technologies Inc. Class C	9,078	451
*	Wix.com Ltd.	1,885	419
*	Aspen Technology Inc.	3,934	416
*	Zscaler Inc.	4,031	395
*	ON Semiconductor Corp.	23,768	392
*	Alteryx Inc. Class A	2,680	386
*	Proofpoint Inc.	3,260	379
*	Ceridian HCM Holding Inc.	5,460	376
*	Five9 Inc.	3,545	369
*	Manhattan Associates Inc.	3,751	332
*	Cree Inc.	6,281	331
*	RealPage Inc.	4,875	331
	MKS Instruments Inc.	3,118	329
*	Lumentum Holdings Inc.	4,392	322
*	Smartsheet Inc. Class A	5,109	295
*	Dynatrace Inc.	7,596	292
*	Avalara Inc.	2,705	290
*	Tech Data Corp.	2,086	284
*	Everbridge Inc.	1,934	283
	CDK Global Inc.	7,172	282
*	Dropbox Inc. Class A	12,341	279
*	Elastic NV	3,166	272
*	Globant SA	1,869	262
	SYNNEX Corp.	2,450	261
	Cabot Microelectronics Corp.	1,730	251
*	Cirrus Logic Inc.	3,457	251
*	Pure Storage Inc. Class A	14,259	251
*	Nutanix Inc. Class A	10,132	244
	LogMeIn Inc.	2,781	236
*	Silicon Laboratories Inc.	2,510	235
*	Anaplan Inc.	5,073	233
*	Qualys Inc.	1,986	229
*	Q2 Holdings Inc.	2,757	228
*	CyberArk Software Ltd.	2,125	221
	Pegasystems Inc.	2,279	217
	DXC Technology Co.	14,940	212
*	J2 Global Inc.	2,678	210
*	Semtech Corp.	3,856	205
*	Envestnet Inc.	2,759	200
	Cogent Communications Holdings Inc.	2,499	191

		Shares	Market Value ($000)
*	ACI Worldwide Inc.	6,751	186
*	Blackline Inc.	2,504	186
*	Lattice Semiconductor Corp.	7,367	183
*	Verint Systems Inc.	3,888	180
	Power Integrations Inc.	1,619	175
*	Box Inc. Class A	8,601	172
	Blackbaud Inc.	2,919	171
	Brooks Automation Inc.	4,192	168
*	Viavi Solutions Inc.	13,516	157
*	Advanced Energy Industries Inc.	2,306	154
*	Cloudera Inc.	14,339	147
*	FireEye Inc.	11,696	146
*	ViaSat Inc.	3,485	146
*	Acacia Communications Inc.	2,154	145
*	Rapid7 Inc.	2,944	144
*	Teradata Corp.	6,618	142
*	NCR Corp.	7,866	142
*	Varonis Systems Inc.	1,675	141
*	LivePerson Inc.	3,589	134
*	SPS Commerce Inc.	1,930	132
*	Synaptics Inc.	2,054	131
*	Cornerstone OnDemand Inc.	3,317	128
*	Premier Inc. Class A	3,637	127
*	Bottomline Technologies DE Inc.	2,448	124
*	CommScope Holding Co. Inc.	11,347	117
*	Alarm.com Holdings Inc.	2,403	114
*	Diodes Inc.	2,292	111
*	Sailpoint Technologies Holdings Inc.	4,805	110
*	NetScout Systems Inc.	3,918	108
	Progress Software Corp.	2,666	108
*	Insight Enterprises Inc.	1,913	98
*	SVMK Inc.	4,804	97
*	CommVault Systems Inc.	2,362	96
	InterDigital Inc.	1,755	96
*	Rambus Inc.	6,144	95
*	Pinterest Inc. Class A	4,496	91
*	Workiva Inc. Class A	2,013	90
	NIC Inc.	3,661	88
*	EchoStar Corp. Class A	2,745	86
	CSG Systems International Inc.	1,822	86
*	Yext Inc.	5,308	84
*	Covetrus Inc.	5,274	81
	Kulicke & Soffa Industries Inc.	3,505	78
*	Avaya Holdings Corp.	5,185	76
*	PROS Holdings Inc.	1,868	73
*	Mimecast Ltd.	1,656	69
*	Tenable Holdings Inc.	2,083	65
*	MaxLinear Inc. Class A	3,661	63
*	MicroStrategy Inc. Class A	497	62
*	Perficient Inc.	1,780	61
*	Amkor Technology Inc.	5,424	57
*	Allscripts Healthcare Solutions Inc.	8,865	56
*	Stratasys Ltd.	2,784	50
*	SolarWinds Corp.	2,525	46
*	3D Systems Corp.	6,276	46
*	Virtusa Corp.	1,537	46
*	NETGEAR Inc.	1,679	43
	TiVo Corp.	6,666	41

		Shares	Market Value ($000)
	Shutterstock Inc.	1,058	40
	Xperi Corp.	2,726	37
*	ScanSource Inc.	1,396	34
*	NextGen Healthcare Inc.	3,132	32
*	Blucora Inc.	2,524	31
	Ebix Inc.	1,336	30
	Plantronics Inc.	1,838	24
	Pitney Bowes Inc.	9,599	23
*	Forrester Research Inc.	569	18
*	Endurance International Group Holdings Inc.	4,723	17
	Loral Space & Communications Inc.	924	17
			429,689
Telecommunications (2.1%)
	Verizon Communications Inc.	241,504	13,858
	AT&T Inc.	426,904	13,174
*	T-Mobile US Inc.	21,685	2,170
	CenturyLink Inc.	63,490	624
	Shenandoah Telecommunications Co.	2,867	151
*	Vonage Holdings Corp.	13,621	131
*	Iridium Communications Inc.	5,661	130
	Telephone & Data Systems Inc.	6,064	124
*	8x8 Inc.	5,698	83
	ATN International Inc.	557	33
*	United States Cellular Corp.	866	27
*,1	GTT Communications Inc.	1,798	14
			30,519
Utilities (1.1%)
	Sempra Energy	16,433	2,076
	Consolidated Edison Inc.	19,405	1,457
	American Water Works Co. Inc.	10,582	1,344
	PPL Corp.	44,726	1,250
	Edison International	20,423	1,187
	CMS Energy Corp.	16,560	970
	Atmos Energy Corp.	7,038	723
	Alliant Energy Corp.	13,832	683
	Essential Utilities Inc.	12,637	553
	CenterPoint Energy Inc.	29,215	519
	NiSource Inc.	21,501	512
	AES Corp.	38,455	480
	UGI Corp.	12,143	387
	OGE Energy Corp.	11,464	359
	IDACORP Inc.	2,948	275
	ONE Gas Inc.	3,106	261
	Hawaiian Electric Industries Inc.	6,306	249
	Southwest Gas Holdings Inc.	3,187	242
	Portland General Electric Co.	5,101	240
	Spire Inc.	2,890	211
	New Jersey Resources Corp.	5,574	196
	NorthWestern Corp.	2,968	178
	American States Water Co.	2,162	177
	Ormat Technologies Inc.	2,275	166
	South Jersey Industries Inc.	5,749	163
	El Paso Electric Co.	2,347	160
	Avista Corp.	3,986	156
	Avangrid Inc.	3,474	154
	MGE Energy Inc.	2,078	141
	California Water Service Group	2,911	137

			Shares	Market Value ($000)
		Northwest Natural Holding Co.	1,650	106
		Clearway Energy Inc. Class C	4,661	102
*		Sunrun Inc.	6,127	102
		SJW Group	1,468	92
		Atlantica Sustainable Infrastructure plc	3,147	82
		TerraForm Power Inc. Class A	4,346	80
*		Evoqua Water Technologies Corp.	4,106	77
		Clearway Energy Inc. Class A	1,924	39
				16,286
Total Common Stocks (Cost $1,320,395)				1,441,574
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund (Cost $775)	0.307%	7,749	775
Total Investments (99.8%) (Cost $1,321,170)				1,442,349
Other Assets and Liabilities—Net (0.2%)[4,5]				3,244
Net Assets (100.0%)				1,445,593
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $734,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $774,000 was received for securities on loan.
5	Cash of $282,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	23	3,498	73

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,441,573	—	1	1,441,574
Temporary Cash Investments	775	—	—	775
Total	1,442,348	—	1	1,442,349

Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
1	Represents variation margin on the last day of the reporting period.